Schedule I - Condensed Financial Information of Registrant (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011 integer	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 integer	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 1,704				$ 2,522				$ 1,704	$ 2,522	$ 1,754
Restricted cash	478				387				478	387
Accounts and notes receivable from subsidiaries	7				27				7	27
Deferred income taxes	454				300				454	300
Total current assets	9,228				9,446				9,228	9,446
Noncurrent Assets:
Investments in and advances to affiliates	1,422				1,320				1,422	1,320	1,157
Office equipment:
Cost	31,143				25,687				31,143	25,687
Accumulated depreciation	(8,944)				(8,447)				(8,944)	(8,447)
Office equipment, net	25,122				22,793				25,122	22,793
Other assets:
Deferred income taxes	715				589				715	589
Other noncurrent assets	2,331				1,915				2,331	1,915
Total other assets	10,983				8,272				10,983	8,272
Total	45,333				40,511				45,333	40,511	39,535
Current Liabilities:
Accounts payable	2,014				1,988				2,014	1,988
Accrued and other liabilities	3,398				2,451				3,398	2,451
Total current liabilities	8,446				8,065				8,446	8,065
Long-term Liabilities:
Other long-term liabilities	3,083				2,532				3,083	2,532
Total noncurrent liabilities	27,080				21,973				27,080	21,973
Stockholders' equity:
Common stock	8				8				8	8
Additional paid-in capital	8,507				8,444				8,507	8,444
Retained earnings	678				620				678	620
Accumulated other comprehensive loss	(2,758)				(2,383)				(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)				(216)				(489)	(216)
Total stockholders' equity	5,946				6,473				5,946	6,473
Total	45,333				40,511				45,333	40,511
Statements of Unconsolidated Operations
Interest income									400	408	344
General and administrative expenses									(391)	(391)	(339)
Interest expense									(1,553)	(1,451)	(1,406)
Income tax benefit (expense)									(631)	(575)	(553)
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION	(209)	(131)	174	224	(436)	114	144	187	58	9	658
Statements of Unconsolidated Comprehensive Income
NET INCOME	(209)	(131)	174	224	(436)	114	144	187	58	9	658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $0 and $0, respectively									1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									(2)	0	(2)
Total change in fair value of available-for-sale securities									(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $0 and $0, respectively									(484)	468	746
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									188	142	(4)
Total foreign currency translation adjustments									(296)	610	742
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $0, $0 and $0, respectively									(379)	(242)	214
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									137	162	(141)
Total change in fair value of derivatives									(242)	(80)	73
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit of $25, $23 and $10, respectively									(223)	(111)	(139)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(1), $(12) and $0, respectively									13	23	0
Total pension adjustments									(210)	(88)	(139)
OTHER COMPREHENSIVE INCOME (LOSS)									(749)	437	682
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION									(317)	388	952
Statements of Unconsolidated Comprehensive Income (Parentheticals)
Change in fair value of available-for-sale securities, income tax									0	3	(4)
Available-for-sale securities, reclassification to earnings, income tax									0	0	0
Foreign currency translation adjustments, income tax									18	(11)	(78)
Foreign currency, reclassification to earnings, income tax									0	0	0
Change in derivative fair value, income tax									108	56	34
Derivative reclassification to earnings, income tax									(22)	(41)	(41)
Pension, net actuarial loss for the period, income tax									117	57	70
Pension, net actuarial loss for the period, income tax									(6)	(12)	(1)
Statements of Unconsolidated Cash Flows
Net cash provided by operating activities									2,884	3,465	2,211
Investing activities:
Acquisitions - net of cash acquired									(3,562)	(254)	0
(Increase) decrease in restricted cash									61	(104)	302
Net cash used in investing activities									(4,906)	(2,040)	(1,917)
Financing activities:
Borrowings under the revolving credit facilities, net									437	78	11
Proceeds from issuance of common stock									0	1,567	0
Purchase of treasury stock									(279)	(99)	0
Payments for financing fees									(202)	(61)	(91)
Net cash (used in) provided by financing activities									1,412	(706)	610
Total increase (decrease) in cash and cash equivalents									(818)	768	910
Cash and cash equivalents, beginning				2,522				1,754	2,522	1,754	844
Cash and cash equivalents, ending	1,704				2,522				1,704	2,522	1,754
Supplemental disclosures:
Cash payments for interest, net of amounts capitalized									1,442	1,462	1,395
Cash payments for income taxes, net of refunds									971	698	484
Recourse Debt
Recourse debt	6,485				4,612				6,485	4,612
Current maturities of recourse debt	305				463				305	463
Recourse debt - noncurrent	6,180				4,149				6,180	4,149
Future Maturities of Debt
Total debt	6,485				4,612				6,485	4,612
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	613								613
Number of Agreements	44								44
Letter of credit fee range (minimum)									0.25%
Letter of credit fee range (maximum)									3.25%
Guarantees
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	340								340
Number of Agreements	20								20
Maximum Exposure Range for Each Agreement									53
Letters of credit under the senior secured credit facility
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	12								12
Number of Agreements	11								11
Maximum Exposure Range for Each Agreement									7
Cash Collateralized Letters Of Credit [Member]
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	261								261
Number of Agreements	13								13
Maximum Exposure Range for Each Agreement									221
Senior Secured Term Loan LIBOR Plus 175 Due 2011 [Member]
Recourse Debt
Recourse debt	0				200				0	200
Interest Rate - Percent Over LIBOR	1.75%								1.75%
Future Maturities of Debt
Total debt	0				200				0	200
Senior Unsecured Note 8875 Due 2011 [Member]
Recourse Debt
Recourse debt	0				129				0	129
Interest Rate	8.875%								8.875%
Future Maturities of Debt
Total debt	0				129				0	129
Senior Unsecured Note 8375 Due 2011 [Member]
Recourse Debt
Recourse debt	0				134				0	134
Interest Rate	8.375%								8.375%
Future Maturities of Debt
Total debt	0				134				0	134
Senior Unsecured Note 775 Due 2014 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Senior Unsecured Note 775 Due 2015 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member]
Recourse Debt
Recourse debt	295				0				295	0
Interest Rate - Percent Over LIBOR	3.00%								3.00%
Future Maturities of Debt
Total debt	295				0				295	0
Senior Unsecured Note 975 Due 2016 [Member]
Recourse Debt
Recourse debt	535				535				535	535
Interest Rate	9.75%								9.75%
Future Maturities of Debt
Total debt	535				535				535	535
Senior Unsecured Note 800 Due 2017 [Member]
Recourse Debt
Recourse debt	1,500				1,500				1,500	1,500
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	1,500				1,500				1,500	1,500
Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member]
Recourse Debt
Recourse debt	1,042				0				1,042	0
Interest Rate - Percent Over LIBOR	3.25%								3.25%
Future Maturities of Debt
Total debt	1,042				0				1,042	0
Senior Unsecured Note 800 Due 2020 [Member]
Recourse Debt
Recourse debt	625				625				625	625
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	625				625				625	625
Senior Unsecured Note 7375 Due 2021 [Member]
Recourse Debt
Recourse debt	1,000				0				1,000	0
Interest Rate	7.375%								7.375%
Future Maturities of Debt
Total debt	1,000				0				1,000	0
Term Convertible Trust Securities 675 Due 2029 [Member]
Recourse Debt
Recourse debt	517				517				517	517
Interest Rate	6.75%								6.75%
Future Maturities of Debt
Total debt	517				517				517	517
Unamortized Discounts [Member]
Recourse Debt
Recourse debt	(29)				(28)				(29)	(28)
Future Maturities of Debt
Total debt	(29)				(28)				(29)	(28)
Parent Company
Current Assets:
Cash and cash equivalents	189				594				189	594	628
Restricted cash	50				10				50	10
Accounts and notes receivable from subsidiaries	871				839				871	839
Deferred income taxes	24				23				24	23
Prepaid expenses and other current assets	43				31				43	31
Total current assets	1,177				1,497				1,177	1,497
Noncurrent Assets:
Investments in and advances to affiliates	12,088				10,741				12,088	10,741
Office equipment:
Cost	81				93				81	93
Accumulated depreciation	(67)				(59)				(67)	(59)
Office equipment, net	14				34				14	34
Other assets:
Deferred financing costs (net of accumulated amortization of $0 and $39, respectively)	92				64				92	64
Deferred income taxes	525				352				525	352
Other noncurrent assets	222				1				222	1
Total other assets	839				417				839	417
Total	14,118				12,689				14,118	12,689
Current Liabilities:
Accounts payable	21				14				21	14
Accounts and notes payable to subsidiaries	317				253				317	253
Accrued and other liabilities	199				175				199	175
Term loan	0				200				0	200
Senior notes payable - current portion	305				263				305	263
Total current liabilities	842				905				842	905
Long-term Liabilities:
Term loan	0				0				0	0
Senior notes payable	5,663				3,632				5,663	3,632
Junior subordinated notes and debentures payable	517				517				517	517
Accounts and notes payable to subsidiaries	1,007				1,055				1,007	1,055
Other long-term liabilities	143				107				143	107
Total noncurrent liabilities	7,330				5,311				7,330	5,311
Stockholders' equity:
Common stock	8				8				8	8
Additional paid-in capital	8,507				8,444				8,507	8,444
Retained earnings	678				620				678	620
Accumulated other comprehensive loss	(2,758)				(2,383)				(2,758)	(2,383)
Treasury stock, at cost (42,386,961 and 17,287,073 shares at December 31, 2011 and 2010, respectively	(489)				(216)				(489)	(216)
Total stockholders' equity	5,946				6,473				5,946	6,473
Total	14,118				12,689				14,118	12,689
Unconsolidated Balance Sheets (Parentheticals)
Deferred financing costs, accumulated amortization	74				39				74	39
Statements of Unconsolidated Operations
Revenues from subsidiaries and affiliates									59	34	39
Equity in earnings of subsidiaries and affiliates									357	590	983
Interest income									199	279	131
General and administrative expenses									(241)	(261)	(218)
Interest expense									(490)	(461)	(485)
Income (loss) before income taxes									(116)	181	450
Income tax benefit (expense)									174	(172)	208
NET INCOME ATTRIBUTABLE TO THE AES CORPORATION									58	9	658
Statements of Unconsolidated Comprehensive Income
NET INCOME									58	9	658
Available-for-sale securities activity:
Change in fair value of available-for-sale securities, net of income tax (expense) benefit of $0, $0 and $0, respectively									1	(5)	8
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									(2)	0	(2)
Total change in fair value of available-for-sale securities									(1)	(5)	6
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $0 and $0, respectively									(297)	383	275
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									154	103	(4)
Total foreign currency translation adjustments									(143)	486	271
Derivative activity:
Change in derivative fair value, net of income tax (expense) benefit of $0, $0 and $0, respectively									(311)	(252)	178
Reclassification to earnings, net of income tax (expense) benefit of $0, $0 and $0, respectively									121	172	(138)
Total change in fair value of derivatives									(190)	(80)	40
Pension activity:
Net actuarial (loss) for the period, net of income tax (expense) benefit of $25, $23 and $10, respectively									(43)	(23)	(23)
Amortization of net actuarial loss, net of income tax (expense) benefit of $(1), $(12) and $0, respectively									2	1	0
Total pension adjustments									(41)	(22)	(23)
OTHER COMPREHENSIVE INCOME (LOSS)									(375)	379	294
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE AES CORPORATION									(317)	388	952
Statements of Unconsolidated Comprehensive Income (Parentheticals)
Change in fair value of available-for-sale securities, income tax									0	3	(4)
Available-for-sale securities, reclassification to earnings, income tax									0	0	0
Foreign currency translation adjustments, income tax									18	(11)	(78)
Foreign currency, reclassification to earnings, income tax									0	0	0
Change in derivative fair value, income tax									95	37	21
Derivative reclassification to earnings, income tax									(21)	(20)	(20)
Pension, net actuarial loss for the period, income tax									25	23	10
Pension, net actuarial loss for the period, income tax									(1)	(12)	0
Statements of Unconsolidated Cash Flows
Net cash provided by operating activities									1,569	488	178
Investing activities:
Investment in and advances to subsidiaries									2,823	1,185	452
Acquisitions - net of cash acquired									2	(3)	(5)
Return of capital									363	300	166
(Increase) decrease in restricted cash									(261)	(2)	4
Additions to property, plant and equipment									(28)	(22)	(8)
Net cash used in investing activities									(2,747)	(912)	(295)
Financing activities:
Borrowings of notes payable and other coupon bearing securities									2,050	0	503
Borrowings under the revolving credit facilities, net									295	0	0
Repayments of notes payable and other coupon bearing securities									477	914	154
Loans from subsidiaries									(744)	(154)	205
Proceeds from issuance of common stock									3	1,569	14
Purchase of treasury stock									(279)	(99)	0
Payments for financing fees									(75)	(12)	(23)
Net cash (used in) provided by financing activities									773	390	545
Total increase (decrease) in cash and cash equivalents									(405)	(34)	428
Cash and cash equivalents, beginning				594				628	594	628	200
Cash and cash equivalents, ending	189				594				189	594	628
Supplemental disclosures:
Cash payments for interest, net of amounts capitalized									392	412	410
Cash payments for income taxes, net of refunds									(6)	0	0
Recourse Debt
Recourse debt	6,485				4,612				6,485	4,612
Current maturities of recourse debt	(305)				(463)				(305)	(463)
Recourse debt - noncurrent	6,180				4,149				6,180	4,149
Future Maturities of Debt
2012	305								305
2013	11								11
2014	509								509
2015	511								511
2016	523								523
Thereafter	4,626								4,626
Total debt	6,485				4,612				6,485	4,612
Dividends From Subsidiaries and Affiliates
Subsidiaries									1,059	944	948
Affiliates									25	10	60
Guarantees and Letters of Credit
Letter of credit fee range (minimum)									0.25%
Letter of credit fee range (maximum)									3.25%
Parent Company | Guarantees
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	340								340
Number of Agreements	20								20
Maximum Exposure Range for Each Agreement									less than $1 million up to $53 million
Parent Company | Letters of credit under the senior secured credit facility
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	12								12
Number of Agreements	11								11
Maximum Exposure Range for Each Agreement									less than $1 million up to $7 million
Parent Company | Cash Collateralized Letters Of Credit [Member]
Guarantees and Letters of Credit
Obligations Maximum Exposure Total	261								261
Number of Agreements	13								13
Maximum Exposure Range for Each Agreement									less than $1 million up to $221 million
Parent Company | Senior Secured Term Loan LIBOR Plus 175 Due 2011 [Member]
Recourse Debt
Recourse debt	0				200				0	200
Interest Rate - Percent Over LIBOR	1.75%								1.75%
Future Maturities of Debt
Total debt	0				200				0	200
Parent Company | Senior Unsecured Note 8875 Due 2011 [Member]
Recourse Debt
Recourse debt	0				129				0	129
Interest Rate	8.875%								8.875%
Future Maturities of Debt
Total debt	0				129				0	129
Parent Company | Senior Unsecured Note 8375 Due 2011 [Member]
Recourse Debt
Recourse debt	0				134				0	134
Interest Rate	8.375%								8.375%
Future Maturities of Debt
Total debt	0				134				0	134
Parent Company | Senior Unsecured Note 775 Due 2014 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Parent Company | Senior Unsecured Note 775 Due 2015 [Member]
Recourse Debt
Recourse debt	500				500				500	500
Interest Rate	7.75%								7.75%
Future Maturities of Debt
Total debt	500				500				500	500
Parent Company | Revolving Credit Loan Facility LIBOR Plus 300 Due 2015 [Member]
Recourse Debt
Recourse debt	295				0				295	0
Interest Rate - Percent Over LIBOR	3.00%								3.00%
Future Maturities of Debt
Total debt	295				0				295	0
Parent Company | Senior Unsecured Note 975 Due 2016 [Member]
Recourse Debt
Recourse debt	535				535				535	535
Interest Rate	9.75%								9.75%
Future Maturities of Debt
Total debt	535				535				535	535
Parent Company | Senior Unsecured Note 800 Due 2017 [Member]
Recourse Debt
Recourse debt	1,500				1,500				1,500	1,500
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	1,500				1,500				1,500	1,500
Parent Company | Senior Secured Term Loan LIBOR Plus 325 Due 2018 [Member]
Recourse Debt
Recourse debt	1,042				0				1,042	0
Interest Rate - Percent Over LIBOR	3.25%								3.25%
Future Maturities of Debt
Total debt	1,042				0				1,042	0
Parent Company | Senior Unsecured Note 800 Due 2020 [Member]
Recourse Debt
Recourse debt	625				625				625	625
Interest Rate	8.00%								8.00%
Future Maturities of Debt
Total debt	625				625				625	625
Parent Company | Senior Unsecured Note 7375 Due 2021 [Member]
Recourse Debt
Recourse debt	1,000				0				1,000	0
Interest Rate	7.375%								7.375%
Future Maturities of Debt
Total debt	1,000				0				1,000	0
Parent Company | Term Convertible Trust Securities 675 Due 2029 [Member]
Recourse Debt
Recourse debt	517				517				517	517
Interest Rate	6.75%								6.75%
Future Maturities of Debt
Total debt	517				517				517	517
Parent Company | Unamortized Discounts [Member]
Recourse Debt
Recourse debt	(29)				(28)				(29)	(28)
Future Maturities of Debt
Total debt	$ (29)				$ (28)				$ (29)	$ (28)